Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Current Liabilities [Abstract]
Accrued vacation	$ 3,166	$ 2,820
Taxes payable	31	36
Estimated accrual for a certain batch production incident	2,182
Derivative liabilities	605
Accrued expenses	1,738	2,102
Other	662
Other current liabilities	$ 8,384	$ 4,958